OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Income And Expenses [Abstract]
Disclosure of other operating income (expense) [text block]
28	OTHER INCOME AND EXPENSES

This item consists of the following:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Other income
Income from premiums commissions and technical insurance income	121,675	127,729	136,919
Rental income	35,941	43,118	37,324
Recoveries of other accounts receivable and other assets	79	14,824	4,660
Net gain from sale of seized and recovered assets	–	2,494	1,377
Others (*)	237,862	188,761	146,550
Total other income	395,557	376,926	326,830

	2018	2017	2016
	S/(000)	S/(000)	S/(000)
Other expenses
Commissions for insurance activities	341,680	277,878	272,949
Sundry technical insurance expenses	115,792	119,355	102,670
Losses due to operational risk	46,528	55,477	37,407
Expenses on improvements in building for rent	36,551	42,083	43,775
Provision for sundry risks, Note 12(f)	42,236	29,023	28,093
Association in participation (**)	14,526	19,757	17,630
Provision for other accounts receivable	7,174	19,316	8,239
Administrative and tax penalties	4,301	8,387	16,374
Put option write on non-controlling interests	–	–	11,890
Net loss from sale adjudicated assets	3,411	–	1,426
Others	75,453	64,271	68,622
Total other expenses	687,652	635,547	609,075

(*)
The balance mainly comprises property sales, liquidation for sale of Credicorp shares, penalty for breach of contract, commissions for recovery in civil and judicial lawsuits of Personal Credits and Credit Card products; also, collection of commission for relocation, vehicle taxes, municipal property taxes, fines and penalties to clients related to the Leasing product.

(**)	During 2015, Credicorp Ltd., through its Subsidiary Pacífico Seguros, entered into a partnership agreement with Empremédica S.A. domiciled in Peru (a subsidiary of Banmédica S.A.) with the purpose of obtaining
50
% of the results related to the Medical Insurance business line of Pacífico Seguros; for which, Empremédica S.A. made a monetary contribution of US$
25.0
million (equivalent to S/
77.3
million). The results attributable to Empremédica S.A. for this transaction they are presented under the heading "Association in participation ".